INVENTORY (Schedule of Inventory) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
INVENTORY [Abstract]
Mobile devices	$ 1,922	$ 1,831
Total	$ 1,922	$ 1,831